Inventory	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Inventory	Inventory
Inventory consists of the following:

	June 30, 2019	December 31, 2018
	(In millions)
Bakery inventory:
Raw materials	$6.3	$6.8
Semi-finished and finished goods	16.2	5.6
Packaging	1.7	2.4
Obsolescence reserve	(1.0)	(3.0)
Total bakery inventory	23.2	11.8
Other restaurant-related inventory	9.0	10.3
Other	0.3	0.2
Total inventory	$32.5	$22.3